SCHEDULE OF BORROWINGS (Details) (Parentheticals) - CNY (¥) ¥ in Millions	Feb. 28, 2025	Jan. 31, 2027	Nov. 30, 2026	May 08, 2025	Mar. 26, 2025	Feb. 27, 2024	Jan. 26, 2024	Jan. 25, 2024	Jan. 02, 2024	Dec. 11, 2023	Nov. 10, 2023
Working Capital Loan Agreement [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Effective interest rate			4.00%
Loan Agreement [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Effective interest rate			3.20%
China Resources Bank of Zhuhai Co., Ltd [Member] | Working Capital Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount											¥ 22
Effective interest rate											3.55%
Industrial And Commercial Bank Of China ICBC Loan [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount										¥ 8
Effective interest rate										3.85%
Bank Of Beijing [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount						¥ 5			¥ 5
Effective interest rate						4.05%			4.05%
Bank Of Beijing [Member] | Credit Agreement [Member]
Short-Term Debt [Line Items]
Credit facility									¥ 10
China CITI CBank [Member] | Working Capital Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount					¥ 5
Effective interest rate					3.60%
Guangxi Beibu Gulf Bank [Member] | Working Capital Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount							¥ 1	¥ 5
Effective interest rate							3.35%	3.35%
Guangxi Beibu Gulf Bank [Member] | Working Capital Loan Agreement [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Interest rate		4.50%
Shanghai Pudong Development Bank [Member] | Working Capital Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount				¥ 8
Effective interest rate				4.32%
Postal Savings Bank of China Bank [Member] | Credit Agreement [Member]
Short-Term Debt [Line Items]
Borrowing amount	¥ 5
Effective interest rate	3.66%
Borrowing term	1 year